Great-West Life & Annuity Insurance Company
                             8525 East Orchard Road
                        Greenwood Village, Colorado 80111



May 2, 2003


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: Variable Annuity - 1 Series Account of Great-West Life & Annuity Insurance Company
     Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File No. 333-01153

Ladies and Gentlemen:

In lieu of filing the form of prospectus and Statement of Additional Information for Variable Annuity - 1 Series Account (the "Account") pursuant to paragraph
(c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies that:

     (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in post-effective amendment no. 9 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement.

     (2) the text of post-effective amendment no. 9 to the Account's registration statement on Form N-4, the most recent amendment to the Account's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 18, 2003.

If you should have any questions regarding the foregoing, please contact the undersigned at (303) 737-3831.

VARIABLE ANNUITY - 1 SERIES ACCOUNT
(Registrant)

By:      /s/ David T. Buhler

         David T. Buhler
         Senior Associate Counsel
         Great-West Life & Annuity Insurance Company